  As filed with the Securities and Exchange Commission on March 1, 2001


                      Registration No. 33-55152 811-7368

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                   FORM N-4
               REGISTRATION STATEMENT UNDER THE SECURITIES ACT
                        OF 1933 Pre-Effective Amendment
                                      No.


                      Post-Effective Amendment No. 13 [X]
                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                             Amendment No. 14 [X]




                           SEPARATE ACCOUNT VA-2LNY
                          (Exact Name of Registrant)

                  TRANSAMERICA LIFE INSURANCE COMPANY OF NEW
                YORK (formerly called, First Transamerica Life
                              Insurance Company)
                              (Name of Depositor)

                  100 Manhattanville Road, Purchase, NY 10577
             (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code: (914) 701-6000

Name and Address of Agent for Service:            Copy to:

Frank A. Camp, Esquire                       Frederick R. Bellamy, Esquire
Transamerica Life Insurance Company          Sutherland, Asbill & Brennan L.L.P.
of New York                                  1275 Pennsylvania Avenue, N.W.
4333 Edgewood Road N.E.                      Washington, D.C. 20004-2404
Cedar Rapids, IA 52499-0001

   Approximate date of proposed sale to the public: As soon as practicable after effectiveness of the Registration Statement.

Title of securities being registered:
Variable Annuity Contracts


         It is proposed that this filing will become effective:
            [_] immediately upon this filing pursuant to paragraph  (b)
            [X] on March 19, 2001 pursuant to paragraph  (b)
            [_] 60 days after filing pursuant to paragraph  (a) (i)
            [_] on pursuant to paragraph (a) (i)


         If appropriate, check the following box:
                         [] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

The Prospectus, Statement of Additional Information and Part C of Separate Account VA-2LNY are hereby incorporated by reference to the Form N-4 Registration Statement (33-55152 and 811-07368) filed on December 21, 2000.

          DREYFUS / TRANSAMERICA TRIPLE ADVANTAGE(R)VARIABLE ANNUITY

                                   Issued by

                Transamerica Life Insurance Company of New York

                       Supplement dated March 19, 2001
                                     to the
           Statement of Additional Information dated January 22, 2001


The following information will precede the section titled IRS Required Distributions under GENERAL PROVISIONS in the Statement of Additional Information.

Adjusted Partial Withdrawals

The amount of your Guaranteed Minimum Death Benefit is reduced due to a partial withdrawal by an amount called the adjusted partial withdrawal. The reduction amount depends on the relationship between your Guaranteed Minimum Death Benefit and account value. The adjusted partial withdrawal is equal to (1) multiplied by
(2), where

(1) is the Gross Partial Withdrawals, where gross partial withdrawal = requested withdrawal plus any premium taxes plus contingent deferred sales loads on (excess partial withdrawal plus any premium taxes); and

(2) is the adjustment factor = current death benefit prior to the withdrawal divided by the current account value prior to the withdrawal.

The following examples describe the effect of a withdrawal on the Guaranteed Minimum Death Benefit and account value.

----------------------------------------------------------------------------------------------------------------------
                                                      Example 1
                                             (Assumed Facts for Example)
----------------------------------------------------------------------------------------------------------------------
      $75,000  Current Guaranteed Minimum Death Benefit (GMDB) before withdrawal
----------------------------------------------------------------------------------------------------------------------
      $50,000  Current account value before withdrawal
----------------------------------------------------------------------------------------------------------------------
      $75,000  Current death benefit (larger of account value and GMDB)
----------------------------------------------------------------------------------------------------------------------
           6%  Current contingent deferred sales load percentage
----------------------------------------------------------------------------------------------------------------------
      $15,000  Requested withdrawal
----------------------------------------------------------------------------------------------------------------------
      $ 6,000  Assumed withdrawal amount free of contingent deferred sales loads
----------------------------------------------------------------------------------------------------------------------
      $ 9,000  Excess partial withdrawal (EPW): amount subject to contingent deferred sales loads
----------------------------------------------------------------------------------------------------------------------
      $     0  Premium taxes
----------------------------------------------------------------------------------------------------------------------
      $   540  Contingent deferred sales load on (EPW plus premium taxes) = 0.06*(9,000 + 0)
----------------------------------------------------------------------------------------------------------------------
      $ 9,540  Reduction in account value due to excess partial withdrawal = 9,000 +  0 + 540
----------------------------------------------------------------------------------------------------------------------
      $23,310  Adjusted partial withdrawal = (6,000 + 9,540)*75,000/50,000
----------------------------------------------------------------------------------------------------------------------
      $51,690  New GMDB (after withdrawal) = 75,000 - 23,310
----------------------------------------------------------------------------------------------------------------------
      $34,400  New account value (after withdrawal) = 50,000 - 15,540
----------------------------------------------------------------------------------------------------------------------

Summary:
--------

Reduction in guaranteed minimum death benefit    = $23,310
Reduction in account value                       = $15,540

Note, guaranteed minimum death benefit is reduced more than the account value since the guaranteed minimum death benefit was greater than the account value just prior to withdrawal.


----------------------------------------------------------------------------------------------------------------------------
                                                         Example 2
                                                (Assumed Facts for Example)
----------------------------------------------------------------------------------------------------------------------------
       $50,000  Current Guaranteed Minimum Death Benefit (GMDB) before withdrawal
----------------------------------------------------------------------------------------------------------------------------
       $75,000  Current account value before withdrawal
----------------------------------------------------------------------------------------------------------------------------
       $75,000  Current death benefit (larger of account value and GMDB)
----------------------------------------------------------------------------------------------------------------------------
            6%  Current contingent deferred sales load percentage
----------------------------------------------------------------------------------------------------------------------------
       $15,000  Requested withdrawal
----------------------------------------------------------------------------------------------------------------------------
       $11,000  Assumed withdrawal amount free of contingent deferred sales loads
----------------------------------------------------------------------------------------------------------------------------
       $ 4,000  Excess partial withdrawal (EPW): amount subject to contingent deferred sales loads
----------------------------------------------------------------------------------------------------------------------------
       $     0  Premium taxes
----------------------------------------------------------------------------------------------------------------------------
       $   240  Contingent deferred sales load on (EPW plus premium taxes) = 0.06*(4,000 + 0)
----------------------------------------------------------------------------------------------------------------------------
       $ 4,240  Reduction in account value due to excess partial withdrawal = 4,000 + 0 + 240
----------------------------------------------------------------------------------------------------------------------------
       $15,240  Adjusted partial withdrawal = (11,000 + 4,240)*75,000/75,000
----------------------------------------------------------------------------------------------------------------------------
       $34,760  New GMDB (after withdrawal) = 50,000 - 15,240
----------------------------------------------------------------------------------------------------------------------------
       $59,760  New account value (after withdrawal) = 75,000 - 15,240
----------------------------------------------------------------------------------------------------------------------------

Summary:
--------

Reduction in guaranteed minimum death benefit    = $15,240
Reduction in account value                       = $15,240

Note, guaranteed minimum death benefit and account value are reduced by the same amount since the account value was higher than the guaranteed minimum death benefit just prior to withdrawal.

Upon death of the owner, if the owner's beneficiary or a joint owner, if applicable, is the surviving spouse, the surviving spouse may elect to continue the certificate rather than receiving the death benefit. If the certificate is continued, an amount equal to the excess, if any, of any guaranteed minimum death benefit over the account value will then be added to the account value. This amount will be added only once, at the time of such election.

          DREYFUS / TRANSAMERICA TRIPLE ADVANTAGE(R) VARIABLE ANNUITY

                                   Issued by

                Transamerica Life Insurance Company of New York

                        Supplement dated March 19, 2001
                                    to the
                       Prospectus dated January 22, 2001


The following information replaces the first two paragraphs under the DEATH
BENEFIT section found in the body of your prospectus.    This information will
precede the section titled "Payment of Death Benefit."

DEATH BENEFIT

If an owner or annuitant dies before the annuity date, a death benefit is payable. The death benefit will be equal to the greatest of:
(1) the account value on the date we receive the required information (see below); or
(2) the Guaranteed Minimum Death Benefit, plus additional purchase payments received, less any partial withdrawals and any applicable premium taxes from the date of death to the date of payment of death proceeds.

Guaranteed Minimum Death Benefit

The Guaranteed Minimum Death Benefit (GMDB) for certificates purchased by any owner or with an annuitant age 85 or younger, is equal to the greater of the largest account value on the certificate date or on any certificate anniversary prior to the earlier of the date of death or any owner's or annuitant's 86th birthday, adjusted for any subsequent purchase payments (less the sum of all subsequent adjusted partial withdrawals and any premium taxes applicable to those withdrawals up to the date of death).

For certificates purchased by any owner or with an annuitant age 86 or older, the Guaranteed Minimum Death Benefit available will be the sum of all purchase payments, less adjusted partial withdrawals and any premium taxes applicable to these withdrawals.

The death benefit will be determined as of the valuation period during which the later of:
a. proof of death of the owner or annuitant is received by our service center; or
b. written notice of the method of settlement elected by the beneficiary is received at our service center.

If no settlement method is elected, the death benefit will be calculated and paid as of a date no later than one year after the date of death. No contingent deferred sales load will apply. Until the death benefit is paid, the certificate value will remain in the sub-accounts as previously specified by the owner or as reallocated according to instructions received by us from all beneficiaries. Therefore, the certificate value will fluctuate with the investment performance of the applicable sub-accounts. As a result, the amount of the death benefit will depend on the certificate value at the time the death benefit is paid.

Upon death of the owner, if the owner's beneficiary or a joint owner, if applicable, is the surviving spouse, the surviving spouse may elect to continue the certificate rather than receiving the death benefit. If the certificate is continued, an amount equal to the excess, if any, of any guaranteed minimum death benefit over the account value will then be added to the account value. This amount will be added only once, at the time of such election.

Adjusted Partial Withdrawals

When you request a partial withdrawal, your guaranteed minimum death benefit may be reduced by an amount called the adjusted partial withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total purchase payments. We have included a detailed explanation of this adjustment in the Statement of Additional Information.

                                                                     TTA-S0301NY

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, by the undersigned in the City of Los Angeles, State of California on the 28th day of February, 2001.

                                              SEPARATE ACCOUNT VA-2LNY

                                              TRANSAMERICA LIFE INSURANCE
                                              COMPANY OF NEW YORK
                                              (DEPOSITOR)


                                              By:  /s/ William M. Hurst
                                                 ---------------------------
                                                 William M. Hurst
                                                 Assistant Secretary

     As Required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.


         Signature                                           Title                               Date
                                               *             Chairman and Director               ____________, 2001
------------------------------------------------
Nooruddin S. Veerjee

                                               *             President and Director              ____________, 2001
------------------------------------------------
Alan T. Cunningham

                                               *             Senior Vice President,              ____________, 2001
------------------------------------------------             Chief Actuary, Chief Operating
Robert Rubinstein                                            Officer, Secretary and Director

                                               *             Vice President - Administration     ____________, 2001
------------------------------------------------             and Controller
Alexander Smith, Jr.

                                               *             Director                            ____________, 2001
------------------------------------------------
Marc C. Abrahms

                                               *             Director                            ____________, 2001
------------------------------------------------
James T. Byrne, Jr.

                                               *             Director                            ____________, 2001
------------------------------------------------
John A. Fibiger

                                               *             Director                            ____________, 2001
------------------------------------------------
James B. Roszak

                                               *             Director                            ____________, 2001
------------------------------------------------
Daniel E. Jund


                                               *             Director                                      , 2001
------------------------------------------------                                                ------------
Thomas P. O'Neill


/s/ William M. Hurst                                Attorney-in-Fact pursuant to                February 28, 2001
------------------------------------------------    powers of attorney filed previously
*By:  William M. Hurst                              and herewith, and in his own
                                                    capacity as Assistant Secretary
